Share Repurchase Programs	12 Months Ended
Dec. 31, 2013
Payments for Repurchase of Equity [Abstract]
Share Repurchase Programs
Share Repurchase Programs

On December 17, 2013, the Company’s Board of Directors authorized a new share repurchase program for up to $6.0 billion of outstanding common stock (the “2013 Repurchase Program”). On September 19, 2012, the Company’s Board of Directors authorized a share repurchase program for up to $6.0 billion of outstanding common stock (the “2012 Repurchase Program”). On August 23, 2011, the Company's Board of Directors authorized a share repurchase program for up to $4.0 billion of outstanding common stock (the “2011 Repurchase Program”). On June 14, 2010, our Board of Directors authorized a share repurchase program for up to $2.0 billion of outstanding common stock (the “2010 Repurchase Program”). The share repurchase authorizations, each of which was effective immediately, permitted the Company to effect repurchases from time to time through a combination of open market repurchases, privately negotiated transactions, accelerated share repurchase transactions, and/or other derivative transactions. The 2013 and 2012 Repurchase Programs may be modified or terminated by the Board of Directors at any time. The 2011 and 2010 Repurchase Programs have been completed, as described below.

Pursuant to the authorization under the 2012 Repurchase Program, effective October 1, 2013, the Company entered into a $1.7 billion fixed dollar accelerated share repurchase (“ASR”) agreement with Barclays Bank PLC (“Barclays”). Upon payment of the $1.7 billion purchase price on October 1, 2013, the Company received a number of shares of its common stock equal to 50% of the $1.7 billion notional amount of the ASR agreement or approximately 14.9 million shares at a price of $56.88 per share. The Company received approximately 11.7 million shares of common stock on December 30, 2013 at an average price of $63.83 per share, representing the remaining 50% of the $1.7 billion notional amount of the ASR agreement and thereby concluding the agreement. The total of 26.6 million shares of common stock delivered to the Company by Barclays over the term of the October 2013 ASR agreement were placed into treasury stock.

Pursuant to the authorizations under the 2011 and 2012 Repurchase Programs, on September 19, 2012, the Company entered into a $1.2 billion fixed dollar ASR agreement with Barclays. Upon payment of the $1.2 billion purchase price on September 20, 2012, the Company received a number of shares of its common stock equal to 50% of the $1.2 billion notional amount of the ASR agreement or approximately 12.6 million shares at a price of $47.71 per share. The Company received approximately 13.0 million shares of common stock on November 16, 2012 at an average price of $46.96 per share, representing the remaining 50% of the $1.2 billion notional amount of the ASR agreement and thereby concluding the agreement. The total of 25.6 million shares of common stock delivered to the Company by Barclays over the term of the September 2012 ASR agreement were placed into treasury stock.

Pursuant to the authorization under the 2011 Repurchase Program, on August 24, 2011, the Company entered into a $1.0 billion fixed dollar ASR agreement with Barclays. The ASR agreement contained provisions that establish the minimum and maximum number of shares to be repurchased during its term. Pursuant to the ASR agreement, on August 25, 2011, the Company paid $1.0 billion to Barclays in exchange for Barclays delivering 20.3 million shares of common stock to the Company. On September 16, 2011, upon establishment of the minimum number of shares to be repurchased, Barclays delivered an additional 5.4 million shares of common stock to the Company. At the conclusion of the transaction on December 28, 2011, Barclays delivered a final installment of 1.6 million shares of common stock on December 29, 2011. The aggregate 27.3 million shares of common stock delivered to the Company by Barclays, were placed into treasury stock. This represented all the repurchases that occurred during the year ended December 31, 2011 under the 2011 Repurchase Program.

Each of the ASR transactions described above were accounted for as an initial treasury stock transaction and a forward contract. The forward contract was classified as an equity instrument. The initial repurchase of the shares and delivery of the remainder of the shares to conclude each ASR, resulted in an immediate reduction of the outstanding shares used to calculate the weighted average common shares outstanding for basic and diluted net income per share.

During the year ended December 31, 2013, the Company repurchased an aggregate of 66.2 million shares of common stock for approximately $4.0 billion under the 2012 Repurchase Program, which includes shares received from the October 2013 ASR agreement described above. As of December 31, 2013, there remained an aggregate of approximately $6.7 billion available for future repurchases under the 2013 and 2012 Repurchase Programs.

During the year ended December 31, 2012, the Company repurchased an aggregate of 95.0 million shares of common stock for approximately $4.3 billion under the 2012 and 2011 Repurchase Programs, which includes shares received from the September 2012 ASR agreement described above. As of December 31, 2012, the 2011 Repurchase Program was complete.

During the year ended December 31, 2011, the Company repurchased an aggregate of 56.4 million shares of common stock for approximately $2.0 billion, completing the 2010 Repurchase Program.